Financial Assets and Financial Liabilities - Summary of Changes in Level 3 of the Fair Value Hierarchy (Details) - Level3 Of Fair Value Hierarchy [Member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Due from financial institutions measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 90,083	₩ 51,125
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		212	(2,021)
Other comprehensive income (loss)		1,720	(7,693)
Purchases		0	135,227
Sales		(19,999)	(86,555)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		72,016	90,083
Equity securities measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		2,419,908	1,482,398
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0	(206)
Other comprehensive income (loss)		(101,876)	815,244
Purchases		74,602	122,827
Sales		(5,618)	(355)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	(952,449)	0
Ending balance		₩ 1,434,567	2,419,908
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Loans measured at fair value through other comprehensive income
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ 27,983	0
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		0	0
Other comprehensive income (loss)		87	(217)
Purchases		0	40,000
Sales		(14,100)	(11,800)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		13,970	27,983
Securities measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		11,099,923	10,656,042
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		346,982	22,069
Other comprehensive income (loss)		223,545	144,963
Purchases		3,567,937	3,519,573
Sales		(2,360,801)	(3,263,111)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	4,307	129,580
Transfers out of Level 3	[1]	(356,792)	(109,193)
Ending balance		₩ 12,525,101	₩ 11,099,923
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Financial liabilities designated at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		₩ (9,201,431)	₩ (11,222,032)
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		61,756	(406,788)
Other comprehensive income (loss)		(5,446)	(27,876)
Purchases		0	0
Sales		0	0
Issues		(8,233,128)	(9,333,419)
Settlements		9,560,735	11,788,684
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		(7,817,514)	(9,201,431)
Loans measured at fair value through profit or loss
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		38,756	188,133
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(431)	627
Other comprehensive income (loss)		0	0
Purchases		55,605	0
Sales		0	(150,004)
Issues		0	0
Settlements		0	0
Transfers into Level 3	[1]	0	0
Transfers out of Level 3	[1]	0	0
Ending balance		93,930	38,756
Derivatives held for trading
Reconciliation Of Changes In Level3 Of The Fair Value Hierarchy [Abstract]
Beginning balance		300,421	309,966
Total Gains Losses From Financial Assets Liabilities Measured At Fair Value Level3 Of The Fair Value Hierarchy [Abstract]
Profit or loss		(66,116)	400,241
Other comprehensive income (loss)		0	0
Purchases		3,953	(24,165)
Sales		(170,055)	(328,348)
Issues		(32,516)	(42,732)
Settlements		0	90
Transfers into Level 3	[1]	(282)	(1,044)
Transfers out of Level 3	[1]	0	(13,587)
Ending balance		₩ 35,405	₩ 300,421
Description of reasons for transfers into Level 3 of fair value hierarchy, assets		Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets			Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.

[1]	Transfers into or out of Level 3 of the fair value hierarchy occurred due to the change in the availability of observable market data.